CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 836,888	$ 117,873	¥ 1,512,945
Restricted cash	21,248	2,993
Short-term investment	1,218,481	171,619	1,072,867
Accounts receivable, net	198,851	28,008	200,843
Inventories	352,090	49,591	423,287
Prepayments and other current assets	303,841	42,795	292,825
Total current assets	2,951,599	415,724	3,508,421
Non-current assets
Restricted cash			41,383
Investments	618,752	87,149	502,579
Property and equipment, net	64,878	9,138	75,619
Goodwill, net	556,567	78,391	857,145
Intangible assets, net	671,396	94,564	689,669
Deferred tax assets	1,375	194	1,951
Right-of-use assets, net	114,348	16,106	133,004
Other non-current assets	27,100	3,817	52,885
Total non-current assets	2,054,416	289,359	2,354,235
Total assets	5,006,015	705,083	5,862,656
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB8,813 and RMB7,645 as of December 31, 2022 and 2023, respectively)	105,691	14,886	119,847
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB5,892 and RMB26,810 as of December 31, 2022 and 2023, respectively)	41,579	5,856	16,652
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB16,624 and RMB8,646 as of December 31, 2022 and 2023, respectively)	391,217	55,102	323,259
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB929 and RMB929 as of December 31, 2022 and 2023)	17,946	2,528	21,826
Lease liabilities due within one year (including lease liabilities of the consolidated VIEs without recourse to the Group of RMB78 and nil as of December 31, 2022 and 2023, respectively)	45,464	6,403	79,586
Total current liabilities	611,328	86,103	588,412
Non-current liabilities
Deferred tax liabilities	111,591	15,717	113,441
Deferred income-non current	30,556	4,304	45,280
Lease liabilities	67,767	9,545	52,997
Total non-current liabilities	209,914	29,566	211,718
Total liabilities	821,242	115,669	800,130
Commitments and contingencies
Redeemable non-controlling interests	51,466	7,249	339,924
Shareholders' equity
Ordinary Shares	173	24	173
Treasury shares	(864,568)	(121,772)	(669,150)
Additional paid-in capital	12,260,208	1,726,814	12,038,802
Statutory reserves	24,177	3,405	24,177
Accumulated deficit	(7,345,153)	(1,034,543)	(6,600,365)
Accumulated other comprehensive (loss) income	60,200	8,481	(74,195)
Total Yatsen Holding Limited shareholders' equity	4,135,037	582,409	4,719,442
Non-controlling interests	(1,730)	(244)	3,160
Total shareholders' equity	4,133,307	582,165	4,722,602
Total liabilities, redeemable non-controlling interests and shareholders" equity	5,006,015	705,083	5,862,656
Related Party
Current assets
Amounts due from related parties	20,200	2,845	5,654
Current liabilities
Amounts due to related parties	¥ 9,431	$ 1,328	¥ 27,242